Convertible debentures (Details) $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	May 31, 2020 CAD ($) d $ / shares shares	May 31, 2020 USD ($) d shares	May 31, 2019 CAD ($)	May 31, 2020 CAD ($)	May 31, 2020 USD ($)
Convertible debentures
Balance at the beginning of the year	$ 421,366
Principal amount issued			$ 454,386
Debt settlement	(1,089)
Balance at the end of the year	$ 270,783		421,366
Repurchase of notes for common shares		$ 90,800
Number of shares issued on conversion | shares	18,742,250	18,742,250
Gain loss on settlement of financial assets	$ 12,452
Notes and debentures issued	421,366		421,366	$ 270,783
Convertible debentures
Convertible debentures
Balance at the beginning of the year	421,366		0
Principal amount issued	0		469,805
Debt settlement	(91,169)		0
Fair value adjustment	(59,414)		(48,439)
Balance at the end of the year	$ 270,783	$ 259,200	421,366
Maturity term	5 years	5 years
Borrowings, interest rate				5.25%	5.25%
Conversion basis, holders		$ 1
Initial conversion rate	106.5644	106.5644
Initial conversion price | $ / shares	$ 9.38
Number of trading days | d	30	30
Conversion basis, percentage on conversion price	130.00%	130.00%
Number of Business days | d	5	5
Measurement period | d	5	5
Conversion basis, percentage on sale price and conversion price	98.00%	98.00%
Percentage of Redemption	100.00%	100.00%
Gain loss on settlement of financial assets	$ 12,452
Notes and debentures issued	$ 270,783	$ 259,200	$ 0	$ 270,783	$ 259,200
Convertible debentures | Minimum
Convertible debentures
Number of trading days | d	20	20
Convertible debentures | Unsecured Loan
Convertible debentures
Principal amount issued		$ 350,000